General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of General and Administrative Expense [Abstract]
Schedule of general and administrative expenses
	2021	2020
	USD	USD

Salaries and other related benefits	7,655,816	3,507,055
Employees’ share-based compensation (note 19)	801,450	564,284
Rent and related charges (note 20)	474,865	89,362
Travel expenses	416,435	84,114
Utilities	202,052	73,465
Insurance expense	218,801	65,997
Provision for expected credit losses (note 15)	235,164	-
Write-off receivables	160,715	8,501
Depreciation of property and equipment (note 13)	155,742	150,736
Depreciation of rights-of-use assets (note 20)	84,884	85,117
Provision for employee’s end of service benefit (note 21)	43,477	33,717
License fees	139,588	290,148
Taxes	157,826	25,142
Other expenses	270,950	226,989
	11,017,765	5,204,627